Consolidated statements of comprehensive income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 93,325	$ 83,856	$ 39,821
Other comprehensive income (loss)
Unrealized gains arising from the year	8,436	4,095	2,325
Less: reclassification adjustments for net gains included in net income	(5,775)	(2,079)	(2,825)
Net change in unrealized gains (losses) on securities available for sale	2,661	2,016	(500)
Unrealized gains (losses) on derivative financial instruments:
Unrealized gains arising from the year	5,699	1,097	1,391
Less: reclassification adjustments for net (gains) losses included in net income	(5,427)	960	(1,172)
Net change in unrealized gains on derivative financial instruments	272	2,057	219
Foreign currency translation adjustment, net of hedges:
Current year change	(735)	(744)	0
Change in foreign currency translation adjustment	(735)	(744)	0
Other comprehensive income (loss)	2,198	3,329	(281)
Comprehensive income	95,523	87,185	39,540
Comprehensive income (loss) attributable to the redeemable noncontrolling interest	109	676	(2,423)
Comprehensive income attributable to Bladex	$ 95,414	$ 86,509	$ 41,963